Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Statement [Line Items]
Temporary differences total	¥ 4,362,133	¥ 3,873,059	¥ 3,544,897
Estimated amount of additional deferred tax liability if the undistributed earnings were to be distributed in the future	¥ 202,533	¥ 169,051	¥ 158,332
Statutory tax rate	30.90%	30.90%